Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Liabilities Subject to Fair Value Measurements

Liabilities subject to fair value measurements are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout Shares liability	$—	$—	$24,524,000	$24,524,000
True Up Shares liability	—	—	2,189,000	2,189,000
Subject Vesting Shares liability	—	—	7,819,000	7,819,000
Total liabilities	$—	$—	$34,532,000	$34,532,000

Schedule of Estimated Fair Value Earnout Shares	Assumptions such as risk-free rate, stock price, volatility, and discount rate were based on market data. See the following summary of key inputs:
	As of December 31, 2024	As of March 14, 2024
Stock Price(1)	$7.97	$10.00
Volatility	40%	35%
Risk free rate of return	4.30%	4.24%
Expected term (in years)	4.2	5.0

(1)	At March 14, 2024, the $10.00 price represents the Business Combination price.

Schedule of Earnout Share Liability

The following table presents the changes in the fair value of the Earnout Shares liability:

Year Ended December 31, 2024
Earnout Shares Liability as of December 31, 2023	$—
Expensed as transaction costs of business combination	53,721,000
Change in fair value	(29,197,000)
Balance as of December 31, 2024	$24,524,000

Schedule of True Up Shares liability

The following table presents the changes in the fair value of the True Up Shares liability:

Year Ended December 31, 2024
True Up Share Liability as of December 31, 2023	$—
Assumed in the Business Combination	555,000
Change in fair value	1,634,000
Balance as of December 31, 2024	$2,189,000

Schedule of Vesting Shares Liability

The following table presents the changes in the fair value of the Subject Vesting Shares liability:

Year Ended December 31, 2024
Subject Vesting Shares liability as of December 31, 2023	$—
Assumed in the Business Combination	11,792,000
Change in fair value	(3,973,000)
Balance as of December 31, 2024	$7,819,000